Rule 497(e)
Registration Nos. 333-125751 and 811-21774

First Trust Exchange-Traded Fund

(the “Trust,”)

First Trust Capital Strength ETF

First Trust Dow Jones Internet Index Fund

First Trust Dow Jones Select MicroCap Index Fund

First Trust Natural Gas ETF

First Trust Water ETF

First Trust Morningstar Dividend Leaders Index Fund

First Trust NASDAQ-100 Equal Weighted Index Fund

First Trust NASDAQ-100 Ex-Technology Sector Index Fund

First Trust NASDAQ-100-Technology Sector Index Fund

First Trust NASDAQ® ABA Community Bank Index Fund

First Trust NASDAQ® Clean Edge® Green Energy Index Fund

First Trust NYSE® Arca® Biotechnology Index Fund

First Trust S&P REIT Index Fund

First Trust US Equity Opportunities ETF

First Trust Value Line® Dividend Index Fund

(the “Funds”)

Supplement To the Funds’ Prospectus

May 6, 2024

Notwithstanding anything to the contrary in the Funds’ Prospectus, the table immediately following the second paragraph of the section entitled “Management of the Funds – Management Fee” is deleted in its entirety and replaced with the following:

Fund	Annual Management Fee (% of average daily net assets)	Annual Expense Cap (% of average daily net assets)	Expense Cap Termination Date	Management Fee Paid for the Year Ended 12/31/2023 (% of average daily net assets)
First Trust Capital Strength ETF	0.50%	0.65%	April 30, 2025	0.49%
First Trust Dow Jones Internet Index Fund	0.40%	0.60%	April 30, 2025	0.39%
First Trust Dow Jones Select MicroCap Index Fund	0.50%	0.60%	April 30, 2025	0.42%
First Trust Natural Gas ETF	0.40%	0.60%	April 30, 2025	0.40%
First Trust Water ETF	0.40%	0.60%	April 30, 2025	0.40%
First Trust Morningstar Dividend Leaders Index Fund	0.30%	0.45%	April 30, 2025	0.30%
First Trust NASDAQ-100 Equal Weighted Index Fund	0.40%	0.60%	April 30, 2025	0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.40%	0.60%	April 30, 2025	0.38%
First Trust NASDAQ-100-Technology Sector Index Fund	0.40%	0.60%	April 30, 2025	0.40%
First Trust NASDAQ® ABA Community Bank Index Fund	0.40%	0.60%	April 30, 2025	0.33%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.40%	0.60%	April 30, 2025	0.40%
First Trust NYSE® Arca® Biotechnology Index Fund	0.40%	0.60%	April 30, 2025	0.40%
First Trust S&P REIT Index Fund	0.30%	0.50%	April 30, 2025	0.27%
First Trust US Equity Opportunities ETF	0.40%	0.60%	April 30, 2025	0.40%
First Trust Value Line® Dividend Index Fund	0.50%	0.70%	April 30, 2025	0.48%

Please Keep this Supplement with your Fund Prospectus for Future Reference